CAPITAL STOCK AND OTHER RELATED ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of capital stock and other capital related accounts [abstract]
Disclosure of Detailed Information of Capital Stock and Other Capital Related Accounts

	2022	2021
Capital stock	59,603	59,603
Capital adjustment	14,068,696	14,068,696
Treasury shares	(6,434,901)	(4,650,202)
Share-based payment plans	114,376	77,665
Treasury shares trading premium	13,834	—
Share premium	25,510,905	25,510,905
Merger premium	4,608,318	4,608,318
Total	37,940,831	39,674,985
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of $0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	596,026	596,026